CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance at Dec. 31, 2010	$ 499,963	$ 355	$ (283,658)	$ 552,231	$ (1,795)	$ 232,830
Treasury Stock, shares at Dec. 31, 2010			(6,994)
Common Stock, shares at Dec. 31, 2010		35,527
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	27,989					27,989
Total comprehensive income (loss)	(7,298)				(7,298)
Proceeds from equity component of convertible notes	43,170			43,170
Proceeds from sale of stock purchase warrants	28,451			28,451
Purchase of option hedge on convertible notes	(42,895)			(42,895)
Equity portion of convertible notes issuance costs	(1,334)			(1,334)
Issuance of common stock through employee benefit plans	376	2		374
Issuance of common stock through employee benefit plans, shares		207
Share-based compensation	(27,679)			(27,679)
Repurchse of common stock	(83,463)		(83,463)
Repurchase of common stock, shares			(1,909)
Balance at Dec. 31, 2011	492,638	357	(367,121)	607,676	(9,093)	260,819
Treasury Stock, shares at Dec. 31, 2011			(8,903)
Common Stock, shares at Dec. 31, 2011		35,734
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	41,204					41,204
Total comprehensive income (loss)	4,296				4,296
Issuance of common stock through employee benefit plans	251	1		250
Issuance of common stock through employee benefit plans, shares		9
Share-based compensation	(20,614)	(11)		(20,625)
Share-based compensation, shares		1,109
Balance at Dec. 31, 2012	517,775	369	(367,121)	587,301	(4,797)	302,023
Treasury Stock, shares at Dec. 31, 2012	(8,903)		(8,903)
Common Stock, shares at Dec. 31, 2012		36,852
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(21,067)					(21,067)
Total comprehensive income (loss)	5,724				5,724
Issuance of common stock through employee benefit plans	1,066	1		1,065
Issuance of common stock through employee benefit plans, shares		165
Share-based compensation	(10,134)			(10,134)
Stock Issued During Period, Shares, New Issues		4,025
Stock Issued During Period, Value, New Issues	152,458	40		152,418
Balance at Dec. 31, 2013	$ 666,090	$ 410	$ (367,121)	$ 750,918	$ 927	$ 280,956
Treasury Stock, shares at Dec. 31, 2013	(8,903)		(8,903)
Common Stock, shares at Dec. 31, 2013		41,042